Advances for Vessels and Drillships under Construction and Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Balance at beginning of year	$ 2,072,699	$ 1,182,600
Advances for vessels/drillships under construction and related costs	2,632,660	894,416
Vessels/drillships delivered	(3,677,470)	(4,317)
Balance at end of year	$ 1,027,889	$ 2,072,699